Partners' Capital and Distributions (Tables)	3 Months Ended
Mar. 31, 2012
Schedule Of Net Income Per Limited Partner Unit

	Three Months Ended March 31,
	2012	2011
Net income (loss)	$(110,344)	$7,511
Net loss attributable to noncontrolling interests, pre-merger	—	664

Net income (loss) attributable to Penn Virginia Resource Partners, L.P.	$(110,344)	$8,175
Adjustments:
Distributions to participating securities	(131)	(82)
Participating securities’ allocable share of net income	349	(30)

Net income (loss) allocable to limited partners, basic	$(110,126)	$8,063
Participating securities’ allocable share of net income (loss)	(349)	30
Participating securities’ earnings reallocated to unvested securities	349	(30)

Net income (loss) allocable to limited partners, diluted	$(110,126)	$8,063

Weighted average limited partner units, basic	79,301	46,426
Effect of dilutive securities:
Phantom units	39	—

Weighted average limited partner units, diluted	79,340	46,426

Net income (loss) per limited partner unit, basic	$(1.39)	$0.17
Net income (loss) per limited partner unit, diluted	$(1.39)	$0.17

Schedule Of Cash Distributions To Limited Partners

	Three Months Ended March 31,
	2012	2011
Limited partners	$40,307	$30,587
Phantom units	111	46

Total cash distribution paid during period	$40,418	$30,633